Debt - Senior Notes (Details) $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Rate	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Loss on early extinguishment of debt			$ 42,000	$ 0	$ 52,180	$ 96,273	$ 114,335
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Fixed Charge Coverage Ratio Period					12 months
Debt Instrument, Fixed Charge, Coverage Ratio | Rate					1.25
Debt Instrument, Redemption Price, Percentage					100.00%
Sabine Pass Liquefaction Senior Notes, Excluding 2026 Sabine Pass Liquefaction and 2027 Sabine Pass Liquefaction [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make-Whole Price					3 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount					3 months
2026 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.875%		5.875%		5.875%
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make-Whole Price					6 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount					6 months
Debt Instrument Registration Period					360 days
2027 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%		5.00%		5.00%
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make-Whole Price					6 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount					6 months
Debt Instrument Registration Period					360 days
2037 Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 800,000
Proceeds from issuances of long-term debt		$ 789,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%		5.00%
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Optional Redemption Price			6 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount			6 months
Debt Instrument, Redemption Price, Percentage			100.00%
2028 Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,350,000		$ 1,350,000
Proceeds from issuances of long-term debt	$ 1,330,000
Debt Instrument, Interest Rate, Stated Percentage	4.20%		4.20%
Debt Instrument, Redemption Period, Minimum Number of Months Prior to Maturity Date, Redemption Price Equals Make-Whole Price			6 months
Debt Instrument, Redemption Period, Maximum Number of Months Prior to Maturity Date, Redemption Price Equals Principal Amount			6 months
Debt Instrument, Redemption Price, Percentage			100.00%
Debt Instrument Registration Period			360 days
2015 Credit Facilities [Member]
Debt Instrument [Line Items]
Debt Instrument, Fixed Charge, Coverage Ratio | Rate					1.25
Repayments of Long-term Debt	$ 369,000
Commitments prepaid or terminated	$ 1,600,000		$ 1,600,000		$ 2,643,867
Loss on early extinguishment of debt			$ 42,000		$ 52,200